SEGMENT REPORTING (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022 segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment
Segment Reporting [Abstract]
Number of Operating Segments | segment	3	3	2	1
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues		$ 3,011	$ 1,016	$ 431
Revenues		4,309	1,041	469
Benefits paid on insurance contracts, net		(2,852)	(1,065)	(453)
Interest credited to other policyholder account balances		(187)	(8)
Changes in deferred acquisition costs		339	30	0
Interest expense		(104)	(1)	0
Total income tax expense (recovery)		(31)	1	(3)
Market risk benefit		127	(12)	0
Net Income (Loss)		501	(112)	7
Reinsurance
Segment Reporting Information [Line Items]
Interest credited to other policyholder account balances		(32)	(8)
Direct insurance
Segment Reporting Information [Line Items]
Interest credited to other policyholder account balances		(155)
Operating Segments
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues		3,011	1,016	431
Other net investment income, including funds withheld		1,114	22	30
Revenues		4,125	1,038	461
Benefits paid on insurance contracts, net		(1,552)	(42)	(453)
Other corporate expenses				(6)
Changes in insurance reserves, net		(1,167)	(944)
Interest credited to other policyholder account balances		(156)
Other insurance and reinsurance expenses		(491)	(9)
Changes in deferred acquisition costs		122
Operating expenses excluding transactions costs		(365)	(18)
Interest expense		(41)	(1)
Total income tax expense (recovery)		(21)		(1)
Net Income (Loss)		454	24	1
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues		0	0
Other net investment income, including funds withheld		277	22
Revenues		277	22
Benefits paid on insurance contracts, net		(207)	(42)
Changes in insurance reserves, net		68	49
Interest credited to other policyholder account balances		0
Other insurance and reinsurance expenses		(78)	(9)
Changes in deferred acquisition costs		0
Operating expenses excluding transactions costs		(21)	(6)
Interest expense		0	(1)
Total income tax expense (recovery)		0
Net Income (Loss)		39	13
Operating Segments | Pension risk transfer
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues		1,555	1,016	431
Other net investment income, including funds withheld		120		30
Revenues		1,675	1,016	461
Benefits paid on insurance contracts, net		(156)	0	(453)
Other corporate expenses				(6)
Changes in insurance reserves, net		(1,483)	(993)
Interest credited to other policyholder account balances		0
Other insurance and reinsurance expenses		0
Changes in deferred acquisition costs		0
Operating expenses excluding transactions costs		(15)	(12)
Interest expense		0
Total income tax expense (recovery)		0		(1)
Net Income (Loss)		21	11	1
Ceded Premiums Earned		2
Operating Segments | Direct insurance
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues		1,456
Other net investment income, including funds withheld		717
Revenues		2,173
Benefits paid on insurance contracts, net		(1,189)
Changes in insurance reserves, net		248
Interest credited to other policyholder account balances		(156)
Other insurance and reinsurance expenses		(413)
Changes in deferred acquisition costs		122
Operating expenses excluding transactions costs		(329)
Interest expense		(41)
Total income tax expense (recovery)		(21)
Net Income (Loss)		394
Ceded Premiums Earned		649
Segment Reconciling Items
Segment Reporting Information [Line Items]
Total income tax expense (recovery)		(10)	(2)
Depreciation expense		(13)
Transaction costs		(31)	(8)
Market risk benefit		127
Mark-to-market on investments and derivatives		$ (26)	$ (126)	$ 6